Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Third Avenue Trust
Entity Central Index Key	0001031661
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000085634 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Value Fund
Class Name	Investor Class
Trading Symbol	TVFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Third Avenue Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
Additional Information Phone Number	1-800-443-1021
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class (TVFVX)	$74	1.36%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.36%
Net Assets	$ 982,341,603
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 4,085,076
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$982,341,603
Total number of portfolio holdings	37
Total advisory fee paid	$4,085,076
Portfolio turnover rate, as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Oil & Gas Production & Services	17.3%
Building Products	9.6%
Automotive	9.5%
Metals & Mining	9.2%
Diversified Holding Companies	8.6%
Transportation & Logistics	7.0%
Capital Equipment	5.8%
Banks	5.4%
Energy - Refining & Marketing	4.1%
Media	2.5%
Insurance	2.3%
Materials/Diversified Chemicals	2.2%
Commercial Services	2.2%
Others^	4.5%
Purchased Options	0.2%
Short-Term Investments	8.3%
Other Assets less Liabilities	1.3%
Total	100.0%
*	(% of Net Assets)
^	Includes Non-U.S. Real Estate Operating Companies, Consumer Products and Brokerages & Exchanges.
+	Includes Ireland, Bermuda, South Korea, Mexico and Philippines.
Country Concentration*

C000003885 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Value Fund
Class Name	Institutional Class
Trading Symbol	TAVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Third Avenue Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
Additional Information Phone Number	1-800-443-1021
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class (TAVFX)	$61	1.11%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.11%
Net Assets	$ 982,341,603
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 4,085,076
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$982,341,603
Total number of portfolio holdings	37
Total advisory fee paid	$4,085,076
Portfolio turnover rate, as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Oil & Gas Production & Services	17.3%
Building Products	9.6%
Automotive	9.5%
Metals & Mining	9.2%
Diversified Holding Companies	8.6%
Transportation & Logistics	7.0%
Capital Equipment	5.8%
Banks	5.4%
Energy - Refining & Marketing	4.1%
Media	2.5%
Insurance	2.3%
Materials/Diversified Chemicals	2.2%
Commercial Services	2.2%
Others^	4.5%
Purchased Options	0.2%
Short-Term Investments	8.3%
Other Assets less Liabilities	1.3%
Total	100.0%
*	(% of Net Assets)
^	Includes Non-U.S. Real Estate Operating Companies, Consumer Products and Brokerages & Exchanges.
+	Includes Ireland, Bermuda, South Korea, Mexico and Philippines.
Country Concentration*

C000199334 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Value Fund
Class Name	Z Class
Trading Symbol	TAVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Third Avenue Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
Additional Information Phone Number	1-800-443-1021
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Z Class (TAVZX)	$58	1.06%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.06%
Net Assets	$ 982,341,603
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 4,085,076
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$982,341,603
Total number of portfolio holdings	37
Total advisory fee paid	$4,085,076
Portfolio turnover rate, as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Oil & Gas Production & Services	17.3%
Building Products	9.6%
Automotive	9.5%
Metals & Mining	9.2%
Diversified Holding Companies	8.6%
Transportation & Logistics	7.0%
Capital Equipment	5.8%
Banks	5.4%
Energy - Refining & Marketing	4.1%
Media	2.5%
Insurance	2.3%
Materials/Diversified Chemicals	2.2%
Commercial Services	2.2%
Others^	4.5%
Purchased Options	0.2%
Short-Term Investments	8.3%
Other Assets less Liabilities	1.3%
Total	100.0%
*	(% of Net Assets)
^	Includes Non-U.S. Real Estate Operating Companies, Consumer Products and Brokerages & Exchanges.
+	Includes Ireland, Bermuda, South Korea, Mexico and Philippines.
Country Concentration*

C000199335 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Small-Cap Value Fund
Class Name	Z Class
Trading Symbol	TASZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Third Avenue Small-Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
Additional Information Phone Number	1-800-443-1021
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Z Class (TASZX)	$58	1.06%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.06%
Net Assets	$ 200,713,013
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 775,681
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$200,713,013
Total number of portfolio holdings	36
Total advisory fee paid, net	$775,681
Portfolio turnover rate, as of the end of the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Banks & Thrifts	15.0%
Healthcare	9.7%
Insurance & Reinsurance	8.7%
Financials	8.0%
Oil & Gas Production & Services	7.1%
Industrial Services	5.8%
Consulting & Information Technology Services	5.2%
Materials/Diversified Chemicals	4.5%
Building Products	3.7%
Home Building	3.6%
Consumer Discretionary	3.6%
U.S. Real Estate Operating Companies	3.5%
Industrial Equipment	3.0%
Energy - Refining & Marketing	2.8%
Metals Manufacturing	2.5%
Automotive	2.5%
Others^	4.3%
Short-Term Investments	4.7%
Other Assets less Liabilities	1.8%
Total	100.0%
*	(% of Net Assets)
^	Includes Commercial Services, Information Technology and Real Estate Services.
Country Concentration*

C000003886 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Small-Cap Value Fund
Class Name	Institutional Class
Trading Symbol	TASCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Third Avenue Small-Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
Additional Information Phone Number	1-800-443-1021
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class (TASCX)	$63	1.16%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.16%
Net Assets	$ 200,713,013
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 775,681
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$200,713,013
Total number of portfolio holdings	36
Total advisory fee paid, net	$775,681
Portfolio turnover rate, as of the end of the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Banks & Thrifts	15.0%
Healthcare	9.7%
Insurance & Reinsurance	8.7%
Financials	8.0%
Oil & Gas Production & Services	7.1%
Industrial Services	5.8%
Consulting & Information Technology Services	5.2%
Materials/Diversified Chemicals	4.5%
Building Products	3.7%
Home Building	3.6%
Consumer Discretionary	3.6%
U.S. Real Estate Operating Companies	3.5%
Industrial Equipment	3.0%
Energy - Refining & Marketing	2.8%
Metals Manufacturing	2.5%
Automotive	2.5%
Others^	4.3%
Short-Term Investments	4.7%
Other Assets less Liabilities	1.8%
Total	100.0%
*	(% of Net Assets)
^	Includes Commercial Services, Information Technology and Real Estate Services.
Country Concentration*

C000085635 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Small-Cap Value Fund
Class Name	Investor Class
Trading Symbol	TVSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Third Avenue Small-Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
Additional Information Phone Number	1-800-443-1021
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class (TVSVX)	$77	1.41%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.41%
Net Assets	$ 200,713,013
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 775,681
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$200,713,013
Total number of portfolio holdings	36
Total advisory fee paid, net	$775,681
Portfolio turnover rate, as of the end of the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Banks & Thrifts	15.0%
Healthcare	9.7%
Insurance & Reinsurance	8.7%
Financials	8.0%
Oil & Gas Production & Services	7.1%
Industrial Services	5.8%
Consulting & Information Technology Services	5.2%
Materials/Diversified Chemicals	4.5%
Building Products	3.7%
Home Building	3.6%
Consumer Discretionary	3.6%
U.S. Real Estate Operating Companies	3.5%
Industrial Equipment	3.0%
Energy - Refining & Marketing	2.8%
Metals Manufacturing	2.5%
Automotive	2.5%
Others^	4.3%
Short-Term Investments	4.7%
Other Assets less Liabilities	1.8%
Total	100.0%
*	(% of Net Assets)
^	Includes Commercial Services, Information Technology and Real Estate Services.
Country Concentration*

C000085636 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Real Estate Value Fund
Class Name	Investor Class
Trading Symbol	TVRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Third Avenue Real Estate Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
Additional Information Phone Number	1-800-443-1021
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class (TVRVX)	$68	1.42%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.42%
Net Assets	$ 305,633,775
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,548,943
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$305,633,775
Total number of portfolio holdings	36
Total advisory fee paid, net	$1,548,943
Portfolio turnover rate, as of the end of the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Non-U.S. Real Estate Operating Companies	15.8%
U.S. Homebuilder	13.2%
U.S. Real Estate Investment Trusts	12.5%
Consulting/Management	12.2%
Mortgage Finance	10.2%
Non-U.S. Real Estate Investment Trusts	8.1%
U.S. Real Estate Operating Companies	6.4%
Non-U.S. Real Estate Consulting/Management	4.9%
Industrial Services	4.2%
Non-U.S. Homebuilder	3.1%
Hospitality	2.5%
Industrial Distribution	2.1%
Forest Products & Paper	1.2%
Purchased Options**	0.0%
Short-Term Investments	3.0%
Other Assets less Liabilities	0.6%
Total	100.0%
*	(% of Net Assets)
**	Amount less than 0.01%.
Country Concentration*

C000003887 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Real Estate Value Fund
Class Name	Institutional Class
Trading Symbol	TAREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Third Avenue Real Estate Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
Additional Information Phone Number	1-800-443-1021
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class (TAREX)	$56	1.17%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.17%
Net Assets	$ 305,633,775
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,548,943
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$305,633,775
Total number of portfolio holdings	36
Total advisory fee paid, net	$1,548,943
Portfolio turnover rate, as of the end of the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Non-U.S. Real Estate Operating Companies	15.8%
U.S. Homebuilder	13.2%
U.S. Real Estate Investment Trusts	12.5%
Consulting/Management	12.2%
Mortgage Finance	10.2%
Non-U.S. Real Estate Investment Trusts	8.1%
U.S. Real Estate Operating Companies	6.4%
Non-U.S. Real Estate Consulting/Management	4.9%
Industrial Services	4.2%
Non-U.S. Homebuilder	3.1%
Hospitality	2.5%
Industrial Distribution	2.1%
Forest Products & Paper	1.2%
Purchased Options**	0.0%
Short-Term Investments	3.0%
Other Assets less Liabilities	0.6%
Total	100.0%
*	(% of Net Assets)
**	Amount less than 0.01%.
Country Concentration*

C000199336 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Real Estate Value Fund
Class Name	Z Class
Trading Symbol	TARZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Third Avenue Real Estate Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
Additional Information Phone Number	1-800-443-1021
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Z Class (TARZX)	$52	1.07%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.07%
Net Assets	$ 305,633,775
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,548,943
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$305,633,775
Total number of portfolio holdings	36
Total advisory fee paid, net	$1,548,943
Portfolio turnover rate, as of the end of the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Non-U.S. Real Estate Operating Companies	15.8%
U.S. Homebuilder	13.2%
U.S. Real Estate Investment Trusts	12.5%
Consulting/Management	12.2%
Mortgage Finance	10.2%
Non-U.S. Real Estate Investment Trusts	8.1%
U.S. Real Estate Operating Companies	6.4%
Non-U.S. Real Estate Consulting/Management	4.9%
Industrial Services	4.2%
Non-U.S. Homebuilder	3.1%
Hospitality	2.5%
Industrial Distribution	2.1%
Forest Products & Paper	1.2%
Purchased Options**	0.0%
Short-Term Investments	3.0%
Other Assets less Liabilities	0.6%
Total	100.0%
*	(% of Net Assets)
**	Amount less than 0.01%.
Country Concentration*

C000226241 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue International Real Estate Value Fund
Class Name	Z Class
Trading Symbol	REIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Third Avenue International Real Estate Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
Additional Information Phone Number	1-800-443-1021
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Z Class (REIZX)	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Net Assets	$ 111,782,824
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 235,211
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$111,782,824
Total number of portfolio holdings	26
Total advisory fee paid, net	$235,211
Portfolio turnover rate, as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Non-U.S. Real Estate Operating Companies	62.9%
Non-U.S. Real Estate Investment Trusts	21.8%
Non-U.S. Homebuilder	7.3%
Non-U.S. Real Estate Consulting/Management	3.0%
Short-Term Investments	4.7%
Other Assets less Liabilities	0.3%
Total	100.0%
*	(% of Net Assets)
+	Includes Netherlands, Luxembourg, Singapore, Belgium, Thailand, Spain and Philippines.
Country Concentration*

C000226242 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue International Real Estate Value Fund
Class Name	Institutional Class
Trading Symbol	REIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Third Avenue International Real Estate Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
Additional Information Phone Number	1-800-443-1021
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class (REIFX)	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Net Assets	$ 111,782,824
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 235,211
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$111,782,824
Total number of portfolio holdings	26
Total advisory fee paid, net	$235,211
Portfolio turnover rate, as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Non-U.S. Real Estate Operating Companies	62.9%
Non-U.S. Real Estate Investment Trusts	21.8%
Non-U.S. Homebuilder	7.3%
Non-U.S. Real Estate Consulting/Management	3.0%
Short-Term Investments	4.7%
Other Assets less Liabilities	0.3%
Total	100.0%
*	(% of Net Assets)
+	Includes Netherlands, Luxembourg, Singapore, Belgium, Thailand, Spain and Philippines.
Country Concentration*